Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Prepaid expenses to purchase raw materials	$28,359	$—
Prepaid consulting fee	78,090	—
Other current assets	12,839	123,341
Other receivable	10,614	9,652
Others	29,668	9,102
Prepayments and other current assets	$159,570	$142,095